UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          February 14, 2012
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   34
                                                     ------------

Form 13F Information Table Value Total:              $  349,789
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                 VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS   CUSIP NO   (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Albemarle               COM          012653101   5765823           111936SH      SOLE          111936        0         0
Big Lots                COM          089302103   6022909           159505SH      SOLE          159505        0         0
Brandywine Realty T     COM           105368203      845               89SH      SOLE            89          0         0
CIT Group               COM           125581801 10303771           295491SH      SOLE          295491        0         0
CareFusion Corporat     COM          14170T101   9569965           376622SH      SOLE          376622        0         0
Carter's                COM           146229109 15782276           396440SH      SOLE          396440        0         0
Chart Industries        COM          16115Q308   9289388           171803SH      SOLE          171803        0         0
Covanta Holdings        COM          22282E102   7690713           561776SH      SOLE          561776        0         0
Euronet Worldwide       COM           298736109  5871447           317719SH      SOLE          317719        0         0
General Cable           COM           369300108  8266255           330518SH      SOLE          330518        0         0
Global Payments         COM          37940X102  13618149           287424SH      SOLE          287424        0         0
HCC Insurance Holdi     COM           404132102 11890175           432370SH      SOLE          432370        0         0
Hexcel                  COM           428291108 12473500           515221SH      SOLE          515221        0         0
Host Hotels & Resor     COM          44107P104  11889998           805010SH      SOLE          805010        0         0
IDEX Corporation        COM          45167R104   9166838           247018SH      SOLE          247018        0         0
Jacobs Engineering      COM           469814107 13433887           331047SH      SOLE          331047        0         0
Key Energy Services     COM           492914106 14290645           923765SH      SOLE          923765        0         0
Kinder Morgan Energ     COM           494550106  4500566            52979SH      SOLE           52979        0         0
Kinder Morgan Manag     COM          49455U100   8908620           113457SH      SOLE          113457        0         0
Kroger                  COM           501044101 12503333           516240SH      SOLE          516240        0         0
Neustar                 COM          64126X201  16343203           478291SH      SOLE          478291        0         0
PVH Corp                COM           693656100  9513401           134961SH      SOLE          134961        0         0
PartnerRe               COM          G6852T105  10915251           169993SH      SOLE          169993        0         0
Pioneer Natural Res     COM           723787107 12440494           139031SH      SOLE          139031        0         0
Reliance Steel & Al     COM           759509102 12662954           260073SH      SOLE          260073        0         0
Roper Industries        COM           776696106  7411227            85314SH      SOLE           85314        0         0
Ross Stores             COM           778296103 15524344           326622SH      SOLE          326622        0         0
SEI Investments         COM           784117103  8453787           487250SH      SOLE          487250        0         0
Southern Union Co.      COM           844030106  6090201           144626SH      SOLE          144626        0         0
Valeant Pharma Int'     COM          91911K102  14332569           306973SH      SOLE          306973        0         0
Wabtec                  COM           929740108 11497612           164369SH      SOLE          164369        0         0
Waddell & Reed Fina     COM           930059100  9219072           372187SH      SOLE          372187        0         0
Weatherford Interna     COM          H27013103  10214548           697715SH      SOLE          697715        0         0
Western Union           COM           959802109 13931084           762929SH      SOLE          762929        0         0

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